Premises and Equipment - Components of Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 19,351	$ 18,509
Accumulated depreciation	10,107	9,760
Premises and equipment, net	9,244	8,749
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,925	1,607
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	11,206	10,365
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,121	6,346
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 99	$ 191